Offerings	Jul. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2031
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 549,648,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,906.39
Offering Note	Represents the aggregate principal amount of each series of notes to be offered pursuant to the prospectus supplement to which this Exhibit 107 relates.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Notes due 2036
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 649,382,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,679.73
Offering Note	Represents the aggregate principal amount of each series of notes to be offered pursuant to the prospectus supplement to which this Exhibit 107 relates.